SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	9 Months Ended
Sep. 30, 2024
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4-8
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3